Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Bad debts	$ 2,754	$ 3,318
Deferred loan fees	96	99
Deferred compensation	483	486
Unrealized depreciation on securities available-for-sale, net	1,620	0
Net operating loss	642	875
Tax credits	78	73
Nonaccrual loan interest income	87	12
Restricted stock awards	35	26
REO writedowns	25	11
Unqualified DCP	60	55
Post retirement benefit	52	55
Other-than-temporary impairment	92	92
Accrued vacation	111	125
Impairment on land	75	75
Other	19	20
Total deferred tax assets	6,229	5,322
Deferred tax liabilities:
Depreciation	(1,232)	(1,284)
Prepaids	(270)	(272)
Mortgage servicing rights	(105)	(133)
Deferred stock dividends	(112)	(115)
Unrealized appreciation on securities available-for-sale, net	0	(1,246)
Post retirement unrealized gain	(42)	(40)
Other	(83)	(16)
Total deferred tax liabilities	(1,844)	(3,106)
Valuation allowance	(288)	(474)
Net deferred tax assets	$ 4,097	$ 1,742